PREFERRED LIMITED PARTNERS' EQUITY - Summary of Preferred Limited Partners' Equity (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	308,051,190
Preferred limited partners' equity	$ 1,028		$ 1,028
Preferred limited partners' equity
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	52,890,000
Distributions declared for the six months ended June 30	$ 29	$ 26
Preferred limited partners' equity	$ 1,028		1,028
Series 5 (C$72)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	2,890,000
Cumulative distribution rate (%)	5.59%
Earliest permitted redemption date	April 2018
Distributions declared for the six months ended June 30	$ 2	1
Preferred limited partners' equity	$ 49		49
Series 7 (C$175)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	7,000,000.00
Cumulative distribution rate (%)	5.50%
Earliest permitted redemption date	January 2026
Distributions declared for the six months ended June 30	$ 4	4
Preferred limited partners' equity	$ 128		128
Series 9 (C$200)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	8,000,000.00
Cumulative distribution rate (%)	5.75%
Earliest permitted redemption date	July 2021
Distributions declared for the six months ended June 30	$ 5	4
Preferred limited partners' equity	$ 147		147
Series 11 (C$250)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	10,000,000.00
Cumulative distribution rate (%)	5.00%
Earliest permitted redemption date	April 2022
Distributions declared for the six months ended June 30	$ 5	5
Preferred limited partners' equity	$ 187		187
Series 13 (C$250)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	10,000,000.00
Cumulative distribution rate (%)	5.00%
Earliest permitted redemption date	April 2023
Distributions declared for the six months ended June 30	$ 5	5
Preferred limited partners' equity	$ 196		196
Series 15 (C$175)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	7,000,000.00
Cumulative distribution rate (%)	5.75%
Earliest permitted redemption date	April 2024
Distributions declared for the six months ended June 30	$ 4	4
Preferred limited partners' equity	$ 126		126
Series 17 ($200)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	8,000,000.00
Cumulative distribution rate (%)	5.25%
Earliest permitted redemption date	March 2025
Distributions declared for the six months ended June 30	$ 4	$ 3
Preferred limited partners' equity	$ 195		$ 195